Note 1 - General Company Information	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Description of nature of entity's operations and principal activities [text block]

Note 1. General Company Information

Evaxion Biotech A/S is a pioneering clinical stage TechBio company based upon its the Artificial Intelligence (AI) platform: AI-Immunology™. The AI-Immunology™ platform consists of multiple proprietary and scalable AI prediction models harnessing the power of data, machine learning and artificial intelligence to decode the human immune system. This enables the development of novel vaccines for treatment of various cancers as well as bacterial and viral infections. We believe we are the first in the world to demonstrate a link between predictive power of Artificial Intelligence, or AI, and clinical response in patients as evidenced by a clear association between AI-Immunology™ predictions and progression free survival in metastatic melanoma cancer patients. AI-Immunology™ allows for fast and effective discovery, design and development of novel vaccines and offers a strong value proposition towards existing and potential pharma partners. The value proposition is supported by AI-Immunology™ as the AI platform is being preclinically and clinically validated, adaptable, scalable to other disease areas and, we believe, reduces development cost and risks significantly. Partnerships are a key element in our approach to realizing value of the opportunities AI-Immunology™ caters for. Further, we have developed a clinical-stage oncology cancer pipeline of novel personalized therapeutic vaccines and a pre-clinical prophylactic vaccine pipeline for bacterial and viral diseases with high unmet medical needs based on AI-Immunology™ identified vaccine targets. Evaxion is committed to transforming patients’ lives by providing innovative and targeted treatment options through AI-Immunology™. Our purpose is saving and improving lives with AI-Immunology™. Unless the context otherwise requires, references to the “Company,” “Evaxion,” “we,” “us,” and “our”, refer to Evaxion Biotech A/S and its subsidiaries.

Evaxion is a public limited liability company incorporated and domiciled in Denmark with its registered office located at Dr. Neergaards Vej 5f, DK-2970 Hørsholm, Denmark.

The unaudited condensed consolidated interim financial statements of Evaxion Biotech A/S and its subsidiaries (collectively, the “Group”) for the three and six months ended June 30, 2024 and 2023, were approved, and authorized for issuance, by the board of directors on August 13, 2024.